STOCK PURCHASE WARRANTS (Tables)	3 Months Ended	12 Months Ended
	Feb. 28, 2013	Nov. 30, 2012
Schedule of Stockholders' Equity Note, Warrants or Rights Issued on January 4, 2012 [Table Text Block]
Risk free rate	2.00%
Expected dividends	0%
Forfeiture rate	0%
Volatility	206.87%
Market price of Company’s common stock on date of grant of options	$0.13
Compensation expense	$100,148

Risk free rate	2.00%
Expected dividends	0%
Forfeiture rate	0%
Volatility	206.87%
Market price of Company’s common stock on date of grant of options	$0.13
Compensation expense	$100,148

Schedule of Stockholders' Equity Note, Warrants or Rights Issued on August 09, 2012 [Table Text Block]
Risk free rate	3.63%
Expected dividends	0%
Forfeiture rate	0%
Volatility	183.31%
Market price of Company’s common stock on date of grant of options	$0.20
Compensation expense	$75,013

Risk free rate	3.63%
Expected dividends	0%
Forfeiture rate	0%
Volatility	183,.31%
Market price of Company’s common stock on date of grant of options	$0.20
Compensation expense	$75,013

Schedule of Stockholders' Equity Note, Warrants or Rights Issued on October 3, 2012 [Table Text Block]
Risk free rate	1.5%
Expected dividends	0%
Forfeiture rate	0%
Volatility	199.60%
Market price of Company’s common stock on date of grant of options	$0.42
Compensation expense	$28,911

Risk free rate	1.5%
Expected dividends	0%
Forfeiture rate	0%
Volatility	199.60%
Market price of Company’s common stock on date of grant of options	$0.42
Compensation expense	$28,911

Schedule of Stockholders' Equity Note, Warrants or Rights Issued on January 30, 2013 [Table Text Block]
Risk free rate	1.35%
Expected dividends	0%
Forfeiture rate	0%
Volatility	187.87%
Market price of Company’s common stock on date
of grant of options	$0.47
Compensation expense	$38,183

Schedule of Stockholders' Equity Note, Warrants or Rights, Activity [Table Text Block]
	Number of
	Warrants	Exercise	Expiry
	Granted	Prices	Date
		$
Outstanding at November 30, 2010 and average exercise price	1,289,000	0.22
Granted in year 2011	-	-
Exercised	-	-
Forfeited/Expired	-	-
Cancelled	-	-
Outstanding at November 30, 2011 and average exercise price	1,289,000	0.22
Granted in year 2012	800,000	0.13	1/4/2016
Granted in year 2012*	850,000	0.25	6/30/2014
Granted in year 2012	400,000	0.20	8/9/2016
Granted in year 2012	75,000	0.42	10/2/2015
Granted in year 2012*	905,000	0.13	1/4/2016
Exercised	-	-
Forfeited/Expired	-	-
Cancelled	-	-
Outstanding at November 30, 2012 and average exercise price	4,319,000	0.19

Exercisable at November 30, 2012	4,319,000	0.19
Exercisable at November 30, 2011	1,289,000	0.22

Schedule of Stockholders' Equity Note, Warrants or Rights, Weighted Average Remaining Contractual Term, Outstanding and Exercisable [Table Text Block]
	2012	2011
	(Years)	(Years)
Total outstanding warrants	2.8	3.9
Total exercisable warrants	2.8	3.9